Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 18,663	$ 14,932
De-designated hedges	186	220
Recognised in cash flow hedging reserve	16	(27)	$ (10)
Recognised in cost of hedging reserve	(4)	7	1
Recognised in the income statement	(134)	(70)
Accrued and other cash flows	(217)	(177)
Total derivatives fair value	595	1,395
Hedged value of loans, notes and debentures	19,779	16,824
Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve	22	(40)	(15)
Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve	(6)	10	$ 1
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	373	888
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	557	784
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	15,120	10,928
De-designated hedges	49	52
Recognised in the income statement	(19)	0
Accrued and other cash flows	(51)	6
Total derivatives fair value	179	452
Hedged value of loans, notes and debentures	15,418	11,426
USD [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve	0	0
USD [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve	0	0
USD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	0	0
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	249	446
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	1,062	1,595
De-designated hedges	40	43
Recognised in the income statement	(64)	(72)
Accrued and other cash flows	37	30
Total derivatives fair value	468	673
Hedged value of loans, notes and debentures	1,611	2,363
GBP [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve	(19)	(13)
GBP [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve	5	3
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	251	521
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	258	204
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	2,481	2,409
De-designated hedges	97	125
Recognised in the income statement	(51)	2
Accrued and other cash flows	(203)	(213)
Total derivatives fair value	(52)	270
Hedged value of loans, notes and debentures	2,750	3,035
EUR [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve	41	(27)
EUR [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve	(11)	7
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	122	367
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ 50	$ 134